Note 3 - Balance Sheet Components - Prepaid Expenses - 10Q (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid clinical trial costs (current portion)	$ 1,505,931	$ 1,524,813	$ 1,282,746
Prepaid insurance premiums	147,117	220,675	110,695
Prepaid rent	13,045	13,045	13,045
Other prepaid expenses	10,000	10,000	26,667
Total prepaid expenses	$ 1,676,093	$ 1,768,533	$ 1,433,153